Loans - Recorded Investment by Loan Grade (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
5 Rated
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	$ 51,292	$ 76,434
6 Rated
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	16,887	30,184
Impaired
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	138,014	188,572
Pass Rated
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	2,243,978	2,151,649
Recorded Investment
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	2,450,171	2,446,839
Commercial, financial and agricultural | 5 Rated
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	9,537	11,785
Commercial, financial and agricultural | 6 Rated
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	10,874	7,628
Commercial, financial and agricultural | Impaired
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	22,601	40,645
Commercial, financial and agricultural | Pass Rated
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	783,891	686,860
Commercial, financial and agricultural | Recorded Investment
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	826,903	746,918
Commercial real estate | 5 Rated
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	25,616	37,445
Commercial real estate | 6 Rated
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	3,960	10,460
Commercial real estate | Impaired
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	44,278	51,978
Commercial real estate | Pass Rated
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	1,022,149	1,012,926
Commercial real estate | Recorded Investment
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	1,096,003	1,112,809
SEPH commercial land and development | 5 Rated
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	411
SEPH commercial land and development | 6 Rated
Financing Receivable, Recorded Investment [Line Items]
Commercial loans
SEPH commercial land and development | Impaired
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	13,939
SEPH commercial land and development | Pass Rated
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	792
SEPH commercial land and development | Recorded Investment
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	15,142
Vision commercial land and development | 5 Rated
Financing Receivable, Recorded Investment [Line Items]
Commercial loans		3,102
Vision commercial land and development | 6 Rated
Financing Receivable, Recorded Investment [Line Items]
Commercial loans
Vision commercial land and development | Impaired
Financing Receivable, Recorded Investment [Line Items]
Commercial loans		25,761
Vision commercial land and development | Pass Rated
Financing Receivable, Recorded Investment [Line Items]
Commercial loans		2,771
Vision commercial land and development | Recorded Investment
Financing Receivable, Recorded Investment [Line Items]
Commercial loans		31,634
Remaining commercial | 5 Rated
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	6,734	6,982
Remaining commercial | 6 Rated
Financing Receivable, Recorded Investment [Line Items]
Commercial loans		8,311
Remaining commercial | Impaired
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	21,574	25,912
Remaining commercial | Pass Rated
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	87,496	115,242
Remaining commercial | Recorded Investment
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	115,804	156,447
Commercial | 5 Rated
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	8,994	17,120
Commercial | 6 Rated
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	2,053	3,785
Commercial | Impaired
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	35,622	44,276
Commercial | Pass Rated
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	346,493	331,748
Commercial | Recorded Investment
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	393,162	396,929
Leases | 5 Rated
Financing Receivable, Recorded Investment [Line Items]
Commercial loans
Leases | 6 Rated
Financing Receivable, Recorded Investment [Line Items]
Commercial loans
Leases | Impaired
Financing Receivable, Recorded Investment [Line Items]
Commercial loans
Leases | Pass Rated
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	3,157	2,102
Leases | Recorded Investment
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	$ 3,157	$ 2,102